Trade and Other Receivables (Details) - Schedule of trade and other receivables - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Trade And Other Receivables Abstract
Trade receivables	£ 24,475	£ 15,021
Prepayments	21,255	28,124
Contract assets	248	3,451
VAT recoverable	8,445	30,499
Other receivables	12,336	10,982
Allowance for expected credit losses	(4,000)	(225)
Total trade and other receivables	62,759	87,852
Current	56,259	77,884
Non-current	£ 6,500	£ 9,968